Financial Liabilities at Amortised Cost (Details) ¥ in Millions, CLF in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CLF	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CLF
Financial Liabilities at Amortised Cost (Details) [Line Items]
Loans from the Chilean Central Bank, Description	The first line of credit was the Credit Facility Conditioned to Increase of Loans (FCIC), whose objective was for banks to continue financing households and companies’ loans. The FCIC1 amounted to US$24 billion for the whole banking system and has maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. The FCIC2 amounted to US$16 billion and was available only for banks which previously disbursed FCIC1. The FCIC3 was announced in January 2021 and amounted to US$10 billion. The second credit line was the Liquidity Credit line (LCL) and was an unsecured loan facility and had maturities of up to 2 years. In addition, the LCL was limited to the aggregate amount of the liquidity reserve requirements of each bank.	The first line of credit was the Credit Facility Conditioned to Increase of Loans (FCIC), whose objective was for banks to continue financing households and companies’ loans. The FCIC1 amounted to US$24 billion for the whole banking system and has maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. The FCIC2 amounted to US$16 billion and was available only for banks which previously disbursed FCIC1. The FCIC3 was announced in January 2021 and amounted to US$10 billion. The second credit line was the Liquidity Credit line (LCL) and was an unsecured loan facility and had maturities of up to 2 years. In addition, the LCL was limited to the aggregate amount of the liquidity reserve requirements of each bank.	The first line of credit was the Credit Facility Conditioned to Increase of Loans (FCIC), whose objective was for banks to continue financing households and companies’ loans. The FCIC1 amounted to US$24 billion for the whole banking system and has maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. The FCIC2 amounted to US$16 billion and was available only for banks which previously disbursed FCIC1. The FCIC3 was announced in January 2021 and amounted to US$10 billion. The second credit line was the Liquidity Credit line (LCL) and was an unsecured loan facility and had maturities of up to 2 years. In addition, the LCL was limited to the aggregate amount of the liquidity reserve requirements of each bank.	The first line of credit was the Credit Facility Conditioned to Increase of Loans (FCIC), whose objective was for banks to continue financing households and companies’ loans. The FCIC1 amounted to US$24 billion for the whole banking system and has maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. The FCIC2 amounted to US$16 billion and was available only for banks which previously disbursed FCIC1. The FCIC3 was announced in January 2021 and amounted to US$10 billion. The second credit line was the Liquidity Credit line (LCL) and was an unsecured loan facility and had maturities of up to 2 years. In addition, the LCL was limited to the aggregate amount of the liquidity reserve requirements of each bank.
Percentage of yearly interest yield	5.23%	5.23%	5.23%	5.23%	5.20%	5.20%	5.20%	5.20%
Placement of senior bonds	$ 30,000,000	$ 424,400,000,000	¥ 25,500,000,000	CLF 7,719,000	$ 347,000,000,000	$ 30,000,000	¥ 3,000,000,000	CLF 26,326,000
Bottom of range [Member]
Financial Liabilities at Amortised Cost (Details) [Line Items]
Range of maturities period	5 years	5 years	5 years	5 years
Top of range [Member]
Financial Liabilities at Amortised Cost (Details) [Line Items]
Range of maturities period	20 years	20 years	20 years	20 years